Long-Term Debt - Additional Information - Four Term Loans (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 674,672,000	$ 656,063,000
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.50%
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | SecurityLoan	4
Long-term debt	$ 262,672,000	$ 147,470,000
Reference rate for the variable rate of the debt instrument	LIBOR
Minimum hull coverage ratios	120.00%	135.00%
Debt Instrument, collateral description	The term loans are collateralized by first-priority mortgages on 11 of the Company’s vessels, together with certain other related security.
Secured Debt [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity	$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%
Secured Debt [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.06%
Percentage of margin	0.30%	0.30%
Actual hull coverage ratio	187.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term loan fixed interest rate	4.90%
Percentage of margin	2.50%	1.00%
Actual hull coverage ratio	861.00%
Secured Debt Two [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity	$ 100,000,000
Minimum liquidity as a percentage of debt	7.50%